Financial Risk Management - Market Price Fluctuations - Pre Tax Foreign Exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Investing activities	$ 105.4	$ (68.0)
Underwriting activities	(16.8)	5.6
Foreign currency contracts	(33.0)	(1.3)
Foreign currency net gains (losses)	$ 55.6	$ (63.7)